BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Assets Acquired and Liabilities Assumed as of the Acquisition Date
Value
Cash and Cash equivalents	$2,845
Trade receivables and contract assets	3,594
Inventories	10,365
Prepaid expenses and other current assets	30,468
Identified intangible assets	53,417
Goodwill	115,211
Operating lease right-of-use assets	498
Other long-term assets	1,838
Property and equipment, net	326
Total assets acquired	218,562

Accounts payable	16,233
Accrued expenses	5,488
Advances from customers and deferred revenues	53,720
Operating lease liabilities, current	430
Other current liabilities	3,340
Operating lease liabilities, non-current	105
Other long-term liabilities	271
Total liabilities assumed	79,587

Total purchase price consideration	$138,975

Schedule of Preliminary Estimate of the Identified Intangible Assets and Estimated Useful Lives as of the Acquisition Date
	Fair Value	Average expected useful life
Backlog	7,883	1.25 years
Customer Contracts	28,589	8 years
Technology	16,945	7 years
	53,417

Schedule of Pro Forma Results of Operations of Company and DPI
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Unaudited
Revenues	197,007	325,875
Net loss	(1,204)	(27,287)